1875 K Street, N.W.
Washington, DC 20006-1238

Tel: 202 303 1000
Fax: 202 303 2000

October 18, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Inc. (the “Company”)
(Securities Act File No. 033-97598
Investment Company Act File No. 811-09102)
Post-Effective Amendment No. 513

Ladies and Gentlemen:

On behalf of the Company, we hereby transmit for filing under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 513 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. The Amendment relates to the iShares MSCI Frontier and Select EM ETF (the “Fund”), a series of the Company.

The Amendment is being filed to reflect the following material changes to the Fund’s prior annual update filing, Post-Effective Amendment No. 510, filed pursuant to Rule 485(b), which became effective on December 30, 2020: a change in the Fund’s name, underlying index, and investment objective as stated in the table below, along with corresponding changes to the Fund’s principal investment strategies, which took effect on March 1, 2021. The Amendment also reflects other non-material changes as the Company deems appropriate. The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act and will become effective 60 days after filing.

	Fund Name	Underlying Index	Investment Objective
Current	iShares MSCI Frontier 100 ETF	MSCI Frontier Markets 100 Index	The iShares MSCI Frontier 100 ETF seeks to track the investment results of an index composed of frontier market equities.

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO    SAN FRANCISCO    CHICAGO    PARIS    LONDON    FRANKFURT     BRUSSELS    MILAN    ROME

Securities and Exchange Commission

October 18, 2021

New	iShares MSCI Frontier and Select EM ETF	MSCI Frontier and Emerging Markets Select Index	The iShares MSCI Frontier and Select EM ETF seeks to track the investment results of an index composed primarily of frontier market equities along with select emerging market equities.

The Amendment follows the general format used by previous filings of the Company. As an example, the Amendment follows the format of Post-Effective Amendment No. Amendment No. 509, filed pursuant to Rule 485(a)(1) on October 19, 2020, relating to iShares MSCI Hong Kong ETF, which was reviewed by the Staff and became effective on December 30, 2020. The Company notes that the Fund’s description of its investment objective, principal investment strategies, risk factors, and portfolio management is specific to the Fund. The Company also notes that the Amendment reflects certain updates that were made to reflect the implementation of Rule 6c-11 and are included in this submission pursuant to discussion with Deborah O’Neal-Johnson of the SEC staff on June 29, 2020.

The operations of the Funds, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Company, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Deepa Damre Smith

Marisa Rolland

Adithya Attawar

Jennifer Kerslake

Nick Cordell

Michael Gung

George Rafal

Luis Mora

Alexis Hassell

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).